Earnings per ordinary share	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per ordinary share
10 Earnings per ordinary share

	2019 Earnings US$m	2019 Weighted average number of shares (millions)	2019 Per share amount (cents)	2018 Earnings US$m	2018 Weighted average number of shares (millions)	2018 Per share amount (cents)
Basic earnings per share attributable to ordinary shareholders of Rio Tinto(a)	8,010	1,630.1	491.4	13,638	1,719.3	793.2
Diluted earnings per share attributable to ordinary shareholders of Rio Tinto(b)	8,010	1,642.1	487.8	13,638	1,731.7	787.6

	2017 Earnings US$m	2017 Weighted average number of shares (millions)	2017 Per share amount (cents)
Basic earnings per share attributable to ordinary shareholders of Rio Tinto(a)	8,762	1,786.7	490.4
Diluted earnings per share attributable to ordinary shareholders of Rio Tinto(b)	8,762	1,799.5	486.9

(a)
The weighted average number of shares is calculated as the average number of Rio Tinto plc shares outstanding not held as treasury shares of 1,259.4 million (2018: 1,312.7 million; 2017: 1,364.5 million) plus the average number of Rio Tinto Limited shares outstanding of 370.7 million (2018: 406.6 million; 2017: 422.3 million) over the relevant period. No Rio Tinto Limited ordinary shares were held by Rio Tinto plc in any of the periods presented.

(b)
For the purposes of calculating diluted earnings per share, the effect of dilutive securities of 12.0 million shares in 2019 (2018: 12.4 million; 2017: 12.8 million) is added to the weighted average number of shares described in (a) above. This effect is calculated under the treasury stock method, in accordance with IAS 33 “Earnings per share”. The Group’s only potential dilutive ordinary shares are share options for which terms and conditions are described in note 43.